2022 QUARTERLY REPORT
LifePoints
®
Funds
July 31, 2022
FUND SHARE CLASS
Conservative Strategy Fund
A, C, R1, R4, R5, S
Moderate Strategy Fund
A, C, R1, R4, R5, S
Balanced Strategy Fund
A, C, R1, R4, R5, S
Growth Strategy Fund
A, C, R1, R4, R5, S
Equity Growth Strategy Fund
A, C, R1, R4, R5, S

Russell Investment
Company
Russell Investment Company is a
series investment company with
31 different investment portfolios
referred to as Funds. This
Quarterly Report reports on five of
these Funds.

Russell Investment Company
LifePoints
®
Funds
Quarterly Report
July 31, 2022 (Unaudited)
Table of Contents

Russell Investment Company - LifePoints
®
Funds.
Copyright © Russell Investments 2022. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates, with a significant minority stake held by funds managed by Reverence Capital Partners. Russell Investments’ employees and Hamilton Lane Advisors, LLC also hold minority, non-controlling, ownership stakes.
Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE RUSSELL”
brand.
Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of
Russell Investments.

Russell Investment Company
Conservative Strategy Fund
Schedule of Investments — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Conservative Strategy Fund 3
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 2.0%
Global Real Estate Securities Fund Class Y 70,653 2,226
Domestic Equities - 8.6%
Multifactor U.S. Equity Fund Class Y 333,395 5,101
U.S. Small Cap Equity Fund Class Y 172,351 4,521
9,622
Fixed Income - 66.0%
Multifactor Bond Fund Class Y 625,085 5,582
Short Duration Bond Fund Class Y 598,174 11,066
Strategic Bond Fund Class Y 5,895,021 56,887
73,535
International Equities - 8.3%
Emerging Markets Fund Class Y 173,550 2,619
Global Equity Fund Class Y 279,208 2,242
Multifactor International Equity Fund Class Y 481,501 4,372
9,233
Multi-Asset - 15.2%
Multi-Strategy Income Fund Class Y 1,785,325 16,871
Total Investments in Affiliated Funds
(cost $114,444) 111,487
Total Investments - 100.1%
(identified cost $114,444) 111,487
Other Assets and Liabilities, Net - (0.1)%
(110)
Net Assets - 100.0%
111,377

Russell Investment Company
Moderate Strategy Fund
Schedule of Investments — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
4 Moderate Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 3.0%
Global Real Estate Securities Fund Class Y 170,807 5,380
Domestic Equities - 13.8%
Multifactor U.S. Equity Fund Class Y 1,131,846 17,318
U.S. Small Cap Equity Fund Class Y 277,748 7,285
24,603
Fixed Income - 48.6%
Multifactor Bond Fund Class Y 2,776,085 24,790
Strategic Bond Fund Class Y 6,050,447 58,388
Unconstrained Total Return Fund Class Y 409,100 3,506
86,684
International Equities - 24.6%
Emerging Markets Fund Class Y 224,340 3,385
Global Equity Fund Class Y 4,167,457 33,465
Multifactor International Equity Fund Class Y 777,222 7,057
43,907
Multi-Asset - 10.1%
Multi-Strategy Income Fund Class Y 1,903,311 17,986
Total Investments in Affiliated Funds
(cost $182,114) 178,560
Total Investments - 100.1%
(identified cost $182,114) 178,560
Other Assets and Liabilities, Net - (0.1)%
(138)
Net Assets - 100.0%
178,422

Russell Investment Company
Balanced Strategy Fund
Schedule of Investments — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Balanced Strategy Fund 5
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 4.0%
Global Real Estate Securities Fund Class Y 1,024,522 32,272
Domestic Equities - 18.8%
Multifactor U.S. Equity Fund Class Y 7,855,709 120,192
U.S. Small Cap Equity Fund Class Y 1,262,404 33,113
153,305
Fixed Income - 29.7%
Strategic Bond Fund Class Y 23,393,915 225,751
Unconstrained Total Return Fund Class Y 1,865,524 15,988
241,739
International Equities - 39.6%
Emerging Markets Fund Class Y 1,271,479 19,187
Global Equity Fund Class Y 32,830,747 263,631
Multifactor International Equity Fund Class Y 4,429,972 40,224
323,042
Multi-Asset - 8.0%
Multi-Strategy Income Fund Class Y 6,919,259 65,387
Total Investments in Affiliated Funds
(cost $826,292) 815,745
Total Investments - 100.1%
(identified cost $826,292) 815,745
Other Assets and Liabilities, Net - (0.1)%
(512)
Net Assets - 100.0%
815,233

Russell Investment Company
Growth Strategy Fund
Schedule of Investments — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
6 Growth Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.0%
Alternative - 4.9%
Global Real Estate Securities Fund Class Y 1,136,571 35,802
Domestic Equities - 24.9%
Multifactor U.S. Equity Fund Class Y 9,884,255 151,229
U.S. Small Cap Equity Fund Class Y 1,124,294 29,490
180,719
Fixed Income - 10.6%
Strategic Bond Fund Class Y 6,569,227 63,393
Unconstrained Total Return Fund Class Y 1,635,914 14,020
77,413
International Equities - 49.6%
Emerging Markets Fund Class Y 895,810 13,518
Global Equity Fund Class Y 37,433,741 300,593
Multifactor International Equity Fund Class Y 5,135,424 46,630
360,741
Multi-Asset - 10.0%
Multi-Asset Growth Strategy Fund Class Y 7,678,564 72,639
Total Investments in Affiliated Funds
(cost $727,529) 727,314
Total Investments - 100.0%
(identified cost $727,529) 727,314
Other Assets and Liabilities, Net - 0.0%
8
Net Assets - 100.0%
727,322

Russell Investment Company
Equity Growth Strategy Fund
Schedule of Investments — July 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Equity Growth Strategy Fund 7
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 5.0%
Global Real Estate Securities Fund Class Y 501,735 15,805
Domestic Equities - 27.8%
Multifactor U.S. Equity Fund Class Y 4,712,695 72,104
U.S. Small Cap Equity Fund Class Y 610,111 16,003
88,107
International Equities - 57.4%
Emerging Markets Fund Class Y 491,752 7,421
Global Equity Fund Class Y 19,045,717 152,938
Multifactor International Equity Fund Class Y 2,406,219 21,848
182,207
Multi-Asset - 9.9%
Multi-Asset Growth Strategy Fund Class Y 3,337,027 31,568
Total Investments in Affiliated Funds
(cost $332,256) 317,687
Total Investments - 100.1%
(identified cost $332,256) 317,687
Other Assets and Liabilities, Net - (0.1)%
(222)
Net Assets - 100.0%
317,465

Russell Investment Company
LifePoints
®
Funds
Notes to Quarterly Report — July 31, 2022 (Unaudited)
8 Notes to Quarterly Report
1. Organization
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 31 different investment portfolios referred to as funds. This Quarterly Report reports on five of these funds (each a “Fund” and collectively the “Funds”).
The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Fourth
Amended and Restated Master Trust Agreement dated December 7, 2020, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master
Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents
(including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.
Each of the Funds listed in the table below is a “fund of funds” and diversifies its assets by investing in shares of several other RIC funds (the “Underlying Funds”). Each Fund seeks to achieve its specific investment objective by investing in different combinations of Underlying Funds.
The following table shows each Fund’s approximate target strategic asset allocation to equity, fixed income, multi-asset and alternative asset classes effective on March 1, 2022. As of July 31, 2022, the equity Underlying Funds in which the Funds may invest include the Sustainable Equity, U.S. Small Cap Equity, Global Equity, Emerging Markets, Multifactor U.S. Equity,
and Multifactor International Equity Funds. The fixed income Underlying Funds in which the Funds may invest include the
Opportunistic Credit, Unconstrained Total Return, Strategic Bond, Investment Grade Bond, Short Duration Bond, and Multifactor
Bond Funds. The multi-asset Underlying Funds in which the Funds may invest include the Multi-Strategy Income and Multi-Asset
Growth Strategy Funds. The alternative Underlying Funds in which the Funds may invest include the Global Infrastructure and
Global Real Estate Securities Funds. Each Fund intends its strategy of investing in combinations of equity, fixed income, multi-
asset and alternative Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 5% at the equity, fixed income, multi-asset or alternative category level based on Russell Investment Management, LLC (“RIM”) capital markets research, and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given period or such changes may be made one or more times in a period.
* As described above, actual asset allocation may vary.
# Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds.
2. Significant Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC (“RIFUS”). The Funds value the shares of the Underlying Funds at the current net asset value
Asset Allocation*
Conservative
Strategy Fund
Moderate
Strategy Fund
Balanced
Strategy Fund
Growth
Strategy Fund
Equity Growth
Strategy Fund
Equity 17% 38% 58% 74% 85%
Fixed Income 66% 49% 30% 11% —%
Multi-Asset 15% 10% 8% 10% 10%
Alternative# 2% 3% 4% 5% 5%

Russell Investment Company
LifePoints
®
Funds
Notes to Quarterly Report, continued — July 31, 2022 (Unaudited)
Notes to Quarterly Report 9
(“NAV”) per share of each Underlying Fund. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange (or reported on the NASDAQ national market)
will be valued based upon the NAV of such investments.
As of July 31, 2022, all investments held were classified as Level 1 within the fair value hierarchy.
Investment Income
Distributions of income and capital gains from the Funds or Underlying Funds are recorded on the ex-dividend date.
Guarantees
In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
LIBOR
The Underlying Funds may invest in certain instruments including, but not limited to, repurchase agreements, collateralized loan obligations and mortgage-backed securities, that rely in some fashion upon London Interbank Offer Rate (“LIBOR”). LIBOR is an

Russell Investment Company
LifePoints
®
Funds
Notes to Quarterly Report, continued — July 31, 2022 (Unaudited)
10 Notes to Quarterly Report
average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced plans to phase out the use of LIBOR by the end of 2021. However, subsequent announcements by the FCA, the LIBOR administrator and other regulators indicated that it is possible that certain of the most widely used LIBORs may continue until mid-2023. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate (e.g., the Secured Overnight Financing Rate, which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities). Any potential effects of the transition away from LIBOR on the Underlying Funds or on certain instruments in which an Underlying Fund invests can be difficult to ascertain, and they may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. For example, certain of the Underlying Funds' investments may involve individual contracts that have no existing fallback provision or language that contemplates the discontinuation of LIBOR, and those investments could experience increased volatility or illiquidity as a result of the transition process. In addition, interest rate provisions included in such contracts may need to be renegotiated in contemplation of the transition away from LIBOR. The transition may also result in a reduction in the value of certain instruments held by an Underlying Fund, including those described in this paragraph, or a reduction in the effectiveness of related Underlying
Fund transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to an Underlying Fund.
Market, Credit and Counterparty Risk
In the normal course of business, the Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Underlying Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Underlying Funds have unsettled, or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Underlying Funds’ financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Underlying Funds’ exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Underlying Funds’ Statements of Assets and Liabilities.
Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility due to international trade disputes) and events (including natural disasters, pandemics, epidemics, social unrest and government shutdowns) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by an Underlying Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose an Underlying Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by an Underlying Fund. This could cause an Underlying Fund to underperform other types of investments.
From time to time, outbreaks of infectious illness, public health emergencies and other similar issues (“public health events”) may occur in one or more countries around the globe. Such public health events have had significant impacts on both the country in which the event is first identified as well as other countries in the global economy. Public health events have reduced consumer demand and economic output in one or more countries subject to the public health event, resulted in restrictions on trading and market closures (including for extended periods of time), increased substantially the volatility of financial markets, and, more generally, have had a significant negative impact on the economy of the country or countries subject to the public health event. Public health events have also adversely affected the global economy, global supply chains and the securities in which the Underlying Fund’s invest across a number of industries, sectors and asset classes. The extent of the impact depends on, among other factors, the scale and duration of any such public health event. Public health events have resulted in the governments of affected countries taking potentially significant measures to seek to mitigate the transmission of the infectious illness or other public health issue including, among other measures, imposing travel restrictions and/or quarantines and limiting the operations of non-essential businesses. Any of these events could adversely affect an Underlying Fund’s investments and performance, including by exacerbating other pre-
existing political, social and economic risks. Governmental authorities and other entities may respond to such events with fiscal and/or monetary policy changes. It is not guaranteed that these policy changes will have their intended effect and it is possible that the implementation of or subsequent reversal of such policy changes could increase volatility in financial markets, which could adversely affect an Underlying Fund’s investments and performance.
3. Related Party Transactions

Russell Investment Company
LifePoints
®
Funds
Notes to Quarterly Report, continued — July 31, 2022 (Unaudited)
Notes to Quarterly Report 11
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds. RIFUS is the
Funds’ administrator and transfer agent. RIFUS, in its capacity as the Funds’ administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds’ transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of
RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd.
4. Federal Income Taxes
As of July 31, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
5. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date this Quarterly Report was issued and determined no events have occurred that require disclosure.
Conservative
Strategy Fund
Moderate
Strategy Fund
Balanced
Strategy Fund
Cost of Investments
$ 116,892,814 $ 184,444,576 $ 833,995,545
Unrealized Appreciation
$ 2,912,194 $ 10,366,798 $ 51,159,108
Unrealized Depreciation
(8,318,278) (16,251,732) (69,409,542)
Net Unrealized Appreciation (Depreciation)
$ (5,406,084) $ (5,884,934) $ (18,250,434)
Growth Strategy
Fund
Equity Growth
Strategy Fund
Cost of Investments
$ 733,871,841 $ 335,821,605
Unrealized Appreciation
$ 41,683,536 $ 14,399,140
Unrealized Depreciation
(48,241,661) (32,534,242)
Net Unrealized Appreciation (Depreciation)
$ (6,558,125) $ (18,135,102)

Russell Investment Company
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495
https://russellinvestments.com